Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Aug. 31, 2026	Aug. 31, 2026	Aug. 31, 2026
C000135926 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Nomura Tax‑Free California Fund (Institutional Class) – including sales charge
Average Annual Return, Percent	5.61%	0.29%	2.04%
C000006417 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Nomura Tax‑Free California Fund (Class C) – including sales charge
Average Annual Return, Percent	3.56%	(0.70%)	1.03%
C000006415 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Nomura Tax‑Free California Fund (Class A) – including sales charge
Average Annual Return, Percent	0.64%	(0.88%)	1.33%
Without Sales Load [Member] | C000135926 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Nomura Tax‑Free California Fund (Institutional Class) – excluding sales charge
Average Annual Return, Percent	5.61%	0.29%	2.04%
Without Sales Load [Member] | C000006417 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Nomura Tax‑Free California Fund (Class C) – excluding sales charge
Average Annual Return, Percent	4.56%	(0.70%)	1.03%
Without Sales Load [Member] | C000006415 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Nomura Tax‑Free California Fund (Class A) – excluding sales charge
Average Annual Return, Percent	5.35%	0.04%	1.79%
Bloomberg Municipal Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Average Annual Return, Percent	4.12%	0.54%	1.91%